Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Frontier Funds, Inc.
Entity Central Index Key	0001014913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Global Sustainable Fund
Class Name	Institutional Class
Trading Symbol	FMSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund  outperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong returns over the 12-month period ended June 30, 2024. Much of the market gains over the past two years have been driven by low starting valuations as well as strong fundamentals, with the economy performing better than anticipated and many portfolio companies delivering substantial revenue and earnings growth over the period underpinned by structural tailwinds such as the shift to the cloud and the emergence of Generative AI.
POSITIONING
Key contributors included Alphabet, Meta and Taiwan Semiconductor (“TMSC”). Alphabet delivered strong returns over the year reflecting earnings growth as improving ad spend resulted in an acceleration in Search revenue and the company carefully managed expenses. Following some early missteps, the company also reassured on its Generative AI roadmap, with leading models and increasing integration of AI features into their services such as Search, Google Cloud Platform, YouTube and Maps. Meta’s performance was driven by strong top-line results throughout the year, owing to growing monetisation of its recommendation feeds and Reels format, heightened demand from Chinese advertisers and improvements in its ad performance (resulting in better advertiser returns). This top-line strength was supported by disciplined cost control. TSMC had a strong year as demand for semiconductors grew, partly reflecting contributions from AI-related chips where the company enjoys a virtual monopoly on leading-edge AI chip manufacturing.
Key detractors included Reckitt Benckiser, Nestlé and Dollar General. Reckitt’s share price experienced a significant impact due to an unexpected jury award in connection with an ongoing lawsuit. Nestlé’s share price has underperformed due to an outage in its vitamins business caused by SAP integration issues that caused the company to lower its 2024 growth outlook. Volume growth has also remained subdued owing to consumer downtrading from inflation. Dollar General was negatively affected by both external and internal factors in the past year. Externally, the absence of government stimulus/support hit its core low-income consumer, and the business faced increasing competition from Walmart, Dollar Tree and Temu. Internally, management made executional missteps that negatively affected store operations and necessitated increased investment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/09/2019)
Institutional Class	21.81	9.47
MSCI The World Index Net (USD)	20.19	12.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://frontiermutualfunds.com/funds/mfg-global-sustainable/ for more recent performance information.
Net Assets	$ 28,295,529
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$28,295,529
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(%)
Consumer Staples	19.1%
Financials	17.4%
Information Technology	16.4%
Consumer Discretionary	14.0%
Communication Services	11.1%
Health Care	8.1%
Real Estate	3.8%
Utilities	3.6%
Industrials	3.1%
Cash & Other	3.4%

Top Issuers	(%)
Microsoft Corp.	7.6%
Nestle SA	6.7%
Amazon.com, Inc.	6.4%
Alphabet, Inc.	6.1%
Booking Holdings, Inc.	4.8%
Taiwan Semiconductor Mfg. Co. Ltd. - ADR	4.8%
Novartis AG	4.2%
SAP SE	4.0%
Meta Platforms, Inc.	3.9%
Intercontinental Exch., Inc.	3.9%

Top Countries	(%)
United States	66.2%
Switzerland	10.9%
United Kingdom	5.7%
Taiwan, Province of China	4.8%
Germany	4.0%
Spain	3.1%
Hong Kong	1.9%
Cash & Other	3.4%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/.
Service Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Global Sustainable Fund
Class Name	Service Class
Trading Symbol	FMSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund  outperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong returns over the 12-month period ended June 30, 2024. Much of the market gains over the past two years have been driven by low starting valuations as well as strong fundamentals, with the economy performing better than anticipated and many portfolio companies delivering substantial revenue and earnings growth over the period underpinned by structural tailwinds such as the shift to the cloud and the emergence of Generative AI.
POSITIONING
Key contributors included Alphabet, Meta and Taiwan Semiconductor (“TMSC”). Alphabet delivered strong returns over the year reflecting earnings growth as improving ad spend resulted in an acceleration in Search revenue and the company carefully managed expenses. Following some early missteps, the company also reassured on its Generative AI roadmap, with leading models and increasing integration of AI features into their services such as Search, Google Cloud Platform, YouTube and Maps. Meta’s performance was driven by strong top-line results throughout the year, owing to growing monetisation of its recommendation feeds and Reels format, heightened demand from Chinese advertisers and improvements in its ad performance (resulting in better advertiser returns). This top-line strength was supported by disciplined cost control. TSMC had a strong year as demand for semiconductors grew, partly reflecting contributions from AI-related chips where the company enjoys a virtual monopoly on leading-edge AI chip manufacturing.
Key detractors included Reckitt Benckiser, Nestlé and Dollar General. Reckitt’s share price experienced a significant impact due to an unexpected jury award in connection with an ongoing lawsuit. Nestlé’s share price has underperformed due to an outage in its vitamins business caused by SAP integration issues that caused the company to lower its 2024 growth outlook. Volume growth has also remained subdued owing to consumer downtrading from inflation. Dollar General was negatively affected by both external and internal factors in the past year. Externally, the absence of government stimulus/support hit its core low-income consumer, and the business faced increasing competition from Walmart, Dollar Tree and Temu. Internally, management made executional missteps that negatively affected store operations and necessitated increased investment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2020)
Service Class	21.76	8.10
MSCI The World Index Net (USD)	20.19	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://frontiermutualfunds.com/funds/mfg-global-sustainable/ for more recent performance information.
Net Assets	$ 28,295,529
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$28,295,529
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(%)
Consumer Staples	19.1%
Financials	17.4%
Information Technology	16.4%
Consumer Discretionary	14.0%
Communication Services	11.1%
Health Care	8.1%
Real Estate	3.8%
Utilities	3.6%
Industrials	3.1%
Cash & Other	3.4%

Top Issuers	(%)
Microsoft Corp.	7.6%
Nestle SA	6.7%
Amazon.com, Inc.	6.4%
Alphabet, Inc.	6.1%
Booking Holdings, Inc.	4.8%
Taiwan Semiconductor Mfg. Co. Ltd. - ADR	4.8%
Novartis AG	4.2%
SAP SE	4.0%
Meta Platforms, Inc.	3.9%
Intercontinental Exch., Inc.	3.9%

Top Countries	(%)
United States	66.2%
Switzerland	10.9%
United Kingdom	5.7%
Taiwan, Province of China	4.8%
Germany	4.0%
Spain	3.1%
Hong Kong	1.9%
Cash & Other	3.4%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Core Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	FMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its  benchmarks, the MSCI World Index (Net) and the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a negative return for the 12 months ended June 30, 2024, as long-term bond rates rose in several key markets, and political risk escalated following the calling of snap elections in the UK and France. The MSCI World Index rose strongly this past year, by 20.19%, fuelled by the significant investments being made to unlock the productivity and growth opportunities that will be enabled by Artificial Intelligence (AI) and Generative AI. At the same time, economic growth has held up well, particularly in the US, despite tight monetary policy around the world to bring inflation back down to acceptable levels of closer to 2%. This reflected an improving outlook in many cyclical sectors as both fiscal policy and strong corporate spending have driven growth.
POSITIONING
Stocks that contributed most during the year were Ferrovial, Aena and Public Service Enterprise Group. Spain-domiciled road and airport operator Ferrovial rose following the announcement of a higher-than-expected toll increase at its key 407 ETR asset, the sale announcement of most of its stake in Heathrow airport at well above market expectations, and the completion of the company’s dual listing in the United States. Meanwhile, shares of Spanish airport operator Aena lifted following robust monthly traffic growth and strong guidance for the 2024 summer season. Increased investor appetite for U.S. utility Public Service Enterprise Group pushed shares higher as the company pointed to meaningful earnings upside.
The largest stock detractors over the year included Cellnex Telecom, Transurban Group and Eversource Energy. Shares of Spanish communications company Cellnex traded down over the year as bond yields in Europe moved higher, also adding to investor concerns about the company’s debt levels. Cellnex shares were also negatively affected by the sale of a material stake in the company by a large shareholder. Australian toll road company Transurban fell on the back of higher rates as well as a government-backed review of toll roads in one of its key markets, New South Wales. Shares of U.S. utility Eversource – in addition to the negative impact of rising U.S. bond yields – were affected by adverse regulatory developments in Connecticut, a jurisdiction accounting for approximately 30% of the company’s earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	(0.89)	2.83	5.02
MSCI The World Index Net (USD)	20.19	11.78	9.16
S&P Global Infrastructure Total Return Index	7.02	4.33	4.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://frontiermutualfunds.com/funds/mfg-core-infrastructure/ for more recent performance information.
Net Assets	$ 415,702,548
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 1,646,469
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$415,702,548
Number of Holdings	92
Net Advisory Fee	$1,646,469
Portfolio Turnover	19%

Holdings [Text Block]

Top Sectors	(%)
Integrated Power	28.7%
Transmission and Distribution	18.8%
Toll Roads	11.6%
Airports	9.9%
Communications	8.2%
Energy Infrastructure	7.5%
Water Utilities	5.4%
Gas Utilities	5.1%
Social	0.9%
Cash & Other	3.9%

Top Issuers	(%)
Aena SME SA	3.0%
Enbridge, Inc.	3.0%
National Grid PLC	3.0%
Ferrovial SE	2.9%
Cellnex Telecom SA	2.9%
TC Energy Corp.	2.9%
Transurban Group	2.9%
Vinci SA	2.9%
Fortis, Inc.	2.6%
Hydro One Ltd.	2.3%

Top Countries	(%)
United States	39.2%
Canada	13.9%
Spain	10.7%
United Kingdom	6.5%
France	5.8%
Italy	5.4%
Australia	4.5%
Mexico	3.0%
New Zealand	1.6%
Cash & Other	9.4%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/.
Service Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Core Infrastructure Fund
Class Name	Service Class
Trading Symbol	FCIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2024, the Fund underperformed its  benchmarks, the MSCI World Index (Net) and the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a negative return for the 12 months ended June 30, 2024, as long-term bond rates rose in several key markets, and political risk escalated following the calling of snap elections in the UK and France. The MSCI World Index rose strongly this past year, by 20.19%, fuelled by the significant investments being made to unlock the productivity and growth opportunities that will be enabled by Artificial Intelligence (AI) and Generative AI. At the same time, economic growth has held up well, particularly in the US, despite tight monetary policy around the world to bring inflation back down to acceptable levels of closer to 2%. This reflected an improving outlook in many cyclical sectors as both fiscal policy and strong corporate spending have driven growth.
POSITIONING
Stocks that contributed most during the year were Ferrovial, Aena and Public Service Enterprise Group. Spain-domiciled road and airport operator Ferrovial rose following the announcement of a higher-than-expected toll increase at its key 407 ETR asset, the sale announcement of most of its stake in Heathrow airport at well above market expectations, and the completion of the company’s dual listing in the United States. Meanwhile, shares of Spanish airport operator Aena lifted following robust monthly traffic growth and strong guidance for the 2024 summer season. Increased investor appetite for U.S. utility Public Service Enterprise Group pushed shares higher as the company pointed to meaningful earnings upside.
The largest stock detractors over the year included Cellnex Telecom, Transurban Group and Eversource Energy. Shares of Spanish communications company Cellnex traded down over the year as bond yields in Europe moved higher, also adding to investor concerns about the company’s debt levels. Cellnex shares were also negatively affected by the sale of a material stake in the company by a large shareholder. Australian toll road company Transurban fell on the back of higher rates as well as a government-backed review of toll roads in one of its key markets, New South Wales. Shares of U.S. utility Eversource – in addition to the negative impact of rising U.S. bond yields – were affected by adverse regulatory developments in Connecticut, a jurisdiction accounting for approximately 30% of the company’s earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2016)
Service Class	(0.98)	2.72	4.43
MSCI The World Index Net (USD)	20.19	11.78	11.43
S&P Global Infrastructure Total Return Index	7.02	4.33	5.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://frontiermutualfunds.com/funds/mfg-core-infrastructure/ for more recent performance information.
Net Assets	$ 415,702,548
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 1,646,469
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$415,702,548
Number of Holdings	92
Net Advisory Fee	$1,646,469
Portfolio Turnover	19%

Holdings [Text Block]

Top Sectors	(%)
Integrated Power	28.7%
Transmission and Distribution	18.8%
Toll Roads	11.6%
Airports	9.9%
Communications	8.2%
Energy Infrastructure	7.5%
Water Utilities	5.4%
Gas Utilities	5.1%
Social	0.9%
Cash & Other	3.9%

Top Issuers	(%)
Aena SME SA	3.0%
Enbridge, Inc.	3.0%
National Grid PLC	3.0%
Ferrovial SE	2.9%
Cellnex Telecom SA	2.9%
TC Energy Corp.	2.9%
Transurban Group	2.9%
Vinci SA	2.9%
Fortis, Inc.	2.6%
Hydro One Ltd.	2.3%

Top Countries	(%)
United States	39.2%
Canada	13.9%
Spain	10.7%
United Kingdom	6.5%
France	5.8%
Italy	5.4%
Australia	4.5%
Mexico	3.0%
New Zealand	1.6%
Cash & Other	9.4%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/.